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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment:  [ ]; Amendment Number: ____
  This Amendment (check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Hamblin Watsa Investment Counsel Ltd.
   Address:  95 Wellington Street West
             Suite 802
             Toronto, ON M5J 2N7

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    V. Prem Watsa
   Title:   Vice President and Director
   Phone:   416-366-9544

Signature, Place, and Date of Signing:

/s/ V. Prem Watsa
______________________                   Toronto, ON            August 9, 2007

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
*                            Fairfax Financial Holdings Limited

* File number not assigned